LORD ABBETT SECURITIES TRUST

90 Hudson Street

Jersey City, NJ 07302

November 29, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Securities Trust (the “Registrant”)
1933 Act File No. 033-58846
1940 Act File No. 811-07538

Dear Sir or Madam:

In accordance with the requirements of paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the U.S. Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment reflects changes made in response to the Commission staff’s comments to Post-Effective Amendment No. 82, which was filed with the Commission on September 16, 2016. The Amendment also includes certain updated financial information and certain non-material changes. The Amendment is scheduled to become effective on November 30, 2016 pursuant to Rule 485(b).

Any communications relating to this filing should be directed to the undersigned at (201) 827-2279.

Sincerely,

/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Vice President and Assistant Secretary
Lord, Abbett & Co. LLC